Trade And Unbilled Receivables And Contract Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of trade and unbilled receivables, net

	December 31, 2025	December 31, 2024
Trade and unbilled receivables (1)	$1,236,425	$1,006,557
Contract assets (2)	2,108,022	1,948,464
Less – allowance for credit loss (3)	(12,198)	(12,135)
	$3,332,249	$2,942,886

Contract with Customer, Contract Asset, Contract Liability, and Receivable	Total contract assets and contract liabilities as of December 31,2025 and 2024 were as follow:

	December 31, 2025	December 31, 2024
Contract assets	$2,748,723	$2,405,780
Contract liabilities	(3,617,436)	(2,966,102)
Net contract liabilities	$(868,713)	$(560,322)

Schedule of changes in the allowance for credit losses	The changes in the allowance for credit losses were as follows:

	2025	2024
Balance as of January 1,	$14,006	$9,172
Current period provision for expected credit loss	796	5,701
Write-off charges against the allowance for expected credit losses	(618)	(867)
Balance as of December 31,	$14,184	$14,006